Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Operating activities	$ 308,518	$ 328,331	$ 434,907
Acquisition of short term investment	(312,996)	(47,886)	(106,897)
Investing activities	(922,944)	(231,565)	(111,552)
Interest paid	(48,712)	(24,629)	(55,476)
Financing activities	785,774	(274,000)	(208,743)
Effects of exchange rate changes and inflation on cash and cash equivalents	558	48,697	(5,484)
Gains on arbitrage bond, classified as investing activities	5,890	238	54,687
Argentine subsidiaries
Entity Information [Line Items]
Operating activities	8,629	(102,797)	(16,383)
Acquisition of short term investment	1,827	(2,034)	0
Investing activities	(3,466)	(7,168)	(41,179)
Interest paid		9,395
Interest paid	(1,433)		(8,253)
Financing activities	(2,624)	71,386	45,933
Effects of exchange rate changes and inflation on cash and cash equivalents	(2,539)	38,579	11,629
Gains on arbitrage bond, classified as investing activities	$ 8	$ (105)	$ 30,544